Filed pursuant to Rule 497(e)
Registration Nos. 333-171360; 811-22509

LoCorr Dynamic Opportunity Fund
Class	A	LEQAX
Class	C	LEQCX
Class	I	LEQIX

A series of LoCorr Investment Trust

Supplement dated December 6, 2024 to the Prospectus and
Statement of Additional Information dated April 30, 2024

Effective December 6, 2024, Millrace Asset Group, Inc. (“Millrace”) no longer serves as a sub-adviser to the LoCorr Dynamic Opportunity Fund (the “Fund”). Accordingly, all references to Millrace in the Fund’s Prospectus and Statement of Additional Information are removed.

Please retain this Supplement for future reference.